Carbon Collective Climate Solutions U.S. Equity ETF

SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Aerospace & Defense - 0.8%
Amprius Technologies, Inc. (1)	2,328	$6,774
Archer Aviation, Inc. - Class A (1)	8,285	39,354
Joby Aviation, Inc. (1)	19,728	103,967
		150,095
Auto Manufacturers - 17.2%
Arcimoto, Inc. (1)	210	123
Arrival SA (1)	485	459
AYRO, Inc. (1)	119	186
Canoo, Inc. (1)	18,758	5,142
Cenntro Electric Group Ltd. (1)	8,286	1,364
Fisker, Inc. - Class A (1)	9,181	41,314
GreenPower Motor Co., Inc. (1)	722	1,964
Hyliion Holdings Corp. (1)	5,231	3,119
Hyzon Motors, Inc. (1)	6,601	5,149
Kandi Technologies Group, Inc. (1)	2,146	6,867
Li Auto, Inc. - Class A - ADR (1)	26,803	906,209
The Lion Electric Co. (1)	6,390	10,032
Lucid Group, Inc. (1)	62,424	257,187
Mullen Automotive, Inc. (1)	4,874	1,302
Nikola Corp. (1)	31,545	34,069
NIO, Inc. - Class C - ADR (1)	49,129	358,642
Phoenix Motor, Inc. (1)	527	411
Rivian Automotive, Inc. - Class A (1)	25,073	406,684
Tesla, Inc. (1)	4,027	808,783
Xos, Inc. (1)	4,906	1,213
XPeng, Inc. - ADR (1)	23,256	336,747
		3,186,966
Auto Parts & Equipment - 0.6%
Ads-Tec Energy PLC (1)	1,454	9,451
CBAK Energy Technology, Inc. (1)	2,414	1,907
Microvast Holdings, Inc. (1)	8,959	11,020
QuantumScape Corp. - Class A (1)	13,366	69,770
SES AI Corp. - Class A (1)	9,383	16,983
Solid Power, Inc. (1)	5,016	6,621
		115,752
Beverages - 0.0% (2)
Oatly Group AB - ADR (1)	16,548	8,032

	Shares	Value
Biotechnology - 0.0% (2)
JanOne, Inc. (1)	103	$34
Yield10 Bioscience, Inc. (1)	167	54
		88
Building Materials - 13.1%
AAON, Inc.	2,266	123,452
Apogee Enterprises, Inc.	630	27,040
Carrier Global Corp.	18,540	883,616
Crown ElectroKinetics Corp. (1)	33	8
Energy Focus, Inc. (1)	71	102
Johnson Controls International PLC	18,847	923,880
Lennox International, Inc.	995	368,687
LSI Industries, Inc.	792	11,785
PGT Innovations, Inc. (1)	1,631	48,832
Research Frontiers, Inc. (1)	891	962
Reto Eco-solutions, Inc. (1)	139	96
Tecnoglass, Inc.	1,292	42,223
View, Inc. (1)	106	330
		2,431,013
Chemicals - 0.7%
Danimer Scientific, Inc. (1)	2,593	3,708
Daqo New Energy Corp. - ADR (1)	2,104	53,568
Livent Corp. (1)	5,092	74,292
Origin Materials, Inc. (1)	4,213	4,165
Save Foods, Inc. (1)	22	47
		135,780
Commercial Services - 3.9%
Micromobility.com, Inc. (1)	4,191	163
Quanta Services, Inc.	4,237	708,088
Willdan Group, Inc. (1)	366	6,456
		714,707
Distribution & Wholesale - 1.8%
Hudson Technologies, Inc. (1)	1,266	16,306
Ideanomics, Inc. (1)	440	977
LKQ Corp.	7,342	322,461
		339,744
Diversified Financial Services - 0.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	3,115	53,391

Electric - 2.8%
Altus Power, Inc. - Class A (1)	4,441	23,582
Ameresco, Inc. - Class A (1)	1,539	40,245
Atlantica Sustainable Infrastructure PLC	3,317	60,071
Brookfield Renewable Corp. - Class A	5,255	119,604
Clearway Energy, Inc. - Class A	4,757	96,900
FTC Solar, Inc. (1)	3,199	3,423
Ormat Technologies, Inc.	1,678	103,264
ReNew Energy Global PLC - Class A (1)	10,921	58,973
		506,062

	Shares	Value
Electrical Components & Equipment - 6.4%
Acuity Brands, Inc.	860	$139,294
Blink Charging Co. (1)	1,767	4,206
ChargePoint Holdings, Inc. - Class A (1)	10,291	26,139
Eaton Corp PLC	4,830	1,004,205
ESS Tech, Inc. (1)	5,068	6,082
Nuvve Holding Corp. (1)	837	153
Orion Energy Systems, Inc. (1)	940	940
		1,181,019

Electronics - 1.1%
Badger Meter, Inc.	870	120,539
Itron, Inc. (1)	1,253	71,772
KULR Technology Group, Inc. (1)	3,534	1,022
SemiLEDs Corp/Taiwan (1)	125	140
		193,473
Energy - Alternate Sources - 8.8%
Advent Technologies Holdings, Inc. (1)	1,617	580
Array Technologies, Inc. (1)	4,506	78,089
Ballard Power Systems, Inc. (1)	8,543	28,448
Beam Global (1)	403	2,208
Brenmiller Energy Ltd. (1)	588	346
Broadwind, Inc. (1)	591	1,548
Canadian Solar, Inc. (1)	1,863	37,223
Eco Wave Power Global AB - ADR (1)	138	330
Emeren Group Ltd. - ADR (1)	1,745	4,275
Energy Vault Holdings, Inc. (1)	4,074	8,189
Enphase Energy, Inc. (1)	3,814	303,518
Eos Energy Enterprises, Inc. (1)	3,712	6,533
First Solar, Inc. (1)	2,979	424,359
Fluence Energy, Inc. - Class A (1)	4,877	84,470
Flux Power Holdings, Inc. (1)	506	1,655
FREYR Battery SA (1)	4,019	12,901
Fusion Fuel Green PLC (1)	489	352
FutureFuel Corp.	1,239	8,115
Heliogen, Inc. (1)	172	335
iSun, Inc. (1)	534	92
JinkoSolar Holding Co. Ltd. - ADR	1,448	47,190
Maxeon Solar Technologies Ltd. (1)	1,561	9,741
Montauk Renewables, Inc. (1)	3,809	38,319
NextEra Energy Partners L.P.	3,145	85,135
Nxu, Inc. (1)	1,854	64
Pineapple Energy, Inc. (1)	276	204
Plug Power, Inc. (1)	18,144	106,868
Shoals Technologies Group, Inc. (1)	5,183	79,611
SolarEdge Technologies, Inc. (1)	1,647	125,090

	Shares	Value
SPI Energy Co. Ltd. (1)	905	$543
Spruce Power Holding Corp. (1)	468	1,741
Stem, Inc. (1)	4,599	15,545
Sunnova Energy International, Inc. (1)	3,556	32,466
SunPower Corp. (1)	5,128	21,897
Sunrun, Inc. (1)	6,444	62,185
Sunworks, Inc. (1)	1,234	420
TPI Composites, Inc. (1)	1,229	2,839
VivoPower International PLC (1)	73	155
		1,633,579
Engineering & Construction - 2.1%
Comfort Systems USA, Inc.	1,038	188,760
TopBuild Corp. (1)	879	201,080
		389,840
Environmental Control - 13.1%
Aqua Metals, Inc. (1)	3,164	2,603
Denison Mines Corp. (1)	24,925	40,378
Enviri Corp. (1)	2,226	12,777
GFL Environmental, Inc. - SVS	10,207	294,166
Li-Cycle Holdings Corp. (1)	5,083	6,811
Lightbridge Corp. (1)	353	1,518
Perma-Fix Environmental Services, Inc. (1)	375	3,488
PureCycle Technologies, Inc. (1)	4,608	20,506
PyroGenesis Canada, Inc. (1)	4,593	1,378
Quest Resource Holding Corp. (1)	549	3,980
Waste Connections, Inc.	7,236	937,062
Waste Management, Inc.	6,668	1,095,752
		2,420,419
Food - 0.3%
Beyond Meat, Inc. (1)	1,792	10,698
Laird Superfood, Inc. (1)	256	200
Steakholder Foods Ltd. - ADR (1)	655	434
SunOpta, Inc. (1)	3,099	11,900
The Hain Celestial Group, Inc. (1)	2,379	26,288
		49,520
Home Builders - 0.5%
Installed Building Products, Inc.	785	87,661

Household Products & Wares - 0.1%
Quanex Building Products Corp.	923	24,782

Internet - 0.0% (2)
Swvl Holdings Corp. (1)	144	136

Iron & Steel - 8.7%
Commercial Metals Co.	3,259	137,823
Nucor Corp.	6,531	965,216
Schnitzer Steel Industries, Inc. - Class A	886	20,121
Steel Dynamics, Inc.	4,521	481,532
		1,604,692

	Shares	Value
Leisure Time - 0.4%
Ezgo Technologies Ltd. (1)	2,058	$185
Forza X1, Inc. (1)	455	265
Gogoro, Inc. (1)	6,670	15,608
Livewire Group, Inc. (1)	5,275	56,548
Niu Technologies - Class A - ADR (1)	2,183	4,715
Volcon, Inc. (1)	176	199
		77,520

Machinery - Construction & Mining - 0.1%
NuScale Power Corp. - Class A (1)	2,273	7,683
Tritium DCFC Ltd. (1)	4,999	1,001
Wallbox NV - Class A (1)	5,707	8,960
		17,644
Machinery - Diversified - 1.4%
CSW Industrials, Inc.	426	75,513
GrafTech International Ltd.	6,934	23,922
Watts Water Technologies, Inc. - Class A	930	160,899
		260,334
Metal Fabricate & Hardware - 0.6%
Valmont Industries, Inc.	588	115,783

Mining - 10.1%
Cameco Corp.	12,965	530,398
Centrus Energy Corp. - Class A (1)	454	24,094
Gatos Silver, Inc. (1)	1,883	9,170
Gold Resource Corp. (1)	2,438	980
ioneer Ltd. - ADR (1)	1,442	5,321
IperionX Ltd. - ADR (1)	509	3,960
Lithium Americas Argentina Corp. (1)	4,674	25,847
Lithium Americas Corp. (1)	4,674	31,316
MP Materials Corp. (1)	5,028	82,459
NexGen Energy Ltd. (1)	14,414	87,205
Solitario Resources Corp. (1)	1,921	986
Southern Copper Corp.	13,707	971,826
TMC the metals Co., Inc. (1)	8,944	7,318
Uranium Energy Corp. (1)	11,868	70,615
Ur-Energy, Inc. (1)	8,270	13,480
Westwater Resources, Inc. (1)	1,545	927
		1,865,902
Miscellaneous Manufacturers - 0.0% (2)
Loop Industries, Inc. (1)	1,227	3,914

	Shares	Value
Retail - 0.9%
Allego NV (1)	7,258	$10,887
ATRenew, Inc. - Class A - ADR (1)	6,044	8,885
Beacon Roofing Supply, Inc. (1)	1,778	126,540
EVgo, Inc. - Class A (1)	8,472	17,495
Jiuzi Holdings, Inc. (1)	70	50
		163,857
Software - 3.9%
8x8, Inc. (1)	3,098	7,373
DocuSign, Inc. (1)	5,572	216,639
Faraday Future Intelligent Electric, Inc. - Class A (1)	763	809
Freight Technologies, Inc. (1)	189	53
Kaltura, Inc. (1)	3,884	6,680
Zoom Video Communications, Inc. - Class A (1)	8,020	481,040
		712,594
Telecommunications - 0.1%
AudioCodes Ltd.	871	6,846
ClearOne, Inc. (1)	643	427
Oblong, Inc. (1)	78	12
Preformed Line Products Co.	140	18,949
		26,234
Total Common Stocks
(Cost $21,500,607)		18,470,533

Short-Term Investments - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund, Class X, 5.276% (2)	17,324	17,324
Total Short-Term Investments
(Cost $17,324)		17,324

Total Investments in Securities - 99.9%
(Cost $21,517,931)		18,487,857
Other Assets in Excess of Liabilities - 0.1%		11,540
Total Net Assets - 100.0%		$18,499,397

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust
SVS	Subordinate Voting Shares
(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1) %, as applicable.
(3)	The rate shown is the annualized seven-day effective yield as of October 31, 2023.

Summary of Fair Value Exposure at October 31, 2023

The Carbon Collective Climate Solutions U.S. Equity ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

● Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$18,470,533	$—	$—	$18,470,533
Short-Term Investments	17,324	—	—	17,324
Total Investments in Securities	$18,487,857	$—	$—	$18,487,857

(1)	See Schedule of Investments for the industry breakout.